Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Unrecognized tax benefits at beginning of year	$ 1,231	$ 296
Gross increases - tax positions in prior period	100	897
Gross decreases - tax positions in prior period	0	0
Gross increases - current period tax positions	99	38
Gross decreases - current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	1,430	1,231
Southwest Gas Corporation [Member]
Income Tax [Line Items]
Unrecognized tax benefits at beginning of year	903
Gross increases - tax positions in prior period	67	865
Gross decreases - tax positions in prior period	0	0
Gross increases - current period tax positions	99	38
Gross decreases - current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	$ 1,069	$ 903